Share-Based Compensation and US Foods Common Stock Issuances - Summary of Nonvested Restricted Stock Units (Detail)	12 Months Ended
Jan. 02, 2016 $ / shares shares
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	600,637
Granted	547,855
Vested	(304,275)
Forfeited	(106,721)
Ending balance	737,496
Beginning balance | $ / shares	$ 16.20
Granted | $ / shares	17.87
Vested | $ / shares	16.20
Forfeited | $ / shares	16.30
Ending balance | $ / shares	$ 17.41
Time Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	409,765
Granted	361,908
Vested	(213,866)
Forfeited	(55,038)
Ending balance	502,769
Performance Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	190,872
Granted	185,947
Vested	(90,409)
Forfeited	(51,683)
Ending balance	234,727